Pioneer High Income Municipal Portfolio
Schedule of Investments  |  May 31, 2022

Schedule of Investments  |  5/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 94.7%
	Municipal Bonds — 94.5% of Net Assets(a)
	Alabama — 1.7%
2,500,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$ 2,738,525
2,990,750	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 4.50%, 5/1/32 (144A)	3,020,657
23,000,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	23,000,000
	Total Alabama	$28,759,182
	Alaska — 0.2%
2,750,000	Northern Tobacco Securitization Corp., Series A, 4.00%, 6/1/50	$ 2,417,525
1,500,000	Northern Tobacco Securitization Corp., Series B-1, 4.00%, 6/1/50	1,492,500
	Total Alaska	$3,910,025
	Arizona — 2.2%
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/49 (144A)	$ 1,700,845
12,795,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	11,751,440
9,640,000	Industrial Development Authority of the City of Phoenix, Deer Valley Veterans Assisted Living Project, Series A, 5.125%, 7/1/36	8,950,644
1,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.00%, 5/1/34	1,061,910
3,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.25%, 5/1/44	3,196,500
6,500,000	Maricopa County Industrial Development Authority, 4.00%, 10/15/47 (144A)	5,955,755
1,700,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/47 (144A)	1,693,200
2,400,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/52 (144A)	2,400,288
	Total Arizona	$36,710,582
1Pioneer High Income Municipal Portfolio |  | 5/31/22

Principal Amount USD ($)		Value
	Arkansas — 2.1%
34,765,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 34,932,915
	Total Arkansas	$34,932,915
	California — 10.6%
80,000	California County Tobacco Securitization Agency, Asset-Backed, Series A, 5.875%, 6/1/43	$ 80,312
185,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/36 (144A)	192,134
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/46 (144A)	2,068,540
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 11/1/49 (144A)	1,927,920
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/54 (144A)	2,058,300
2,910,000	California Municipal Finance Authority, Series B, 4.75%, 12/1/31 (144A)	2,704,350
6,115,000	California Municipal Finance Authority, Series B, 5.25%, 12/1/36 (144A)	5,754,949
4,530,000	California Municipal Finance Authority, Series B, 5.50%, 12/1/39 (144A)	4,240,397
1,600,000	California Municipal Finance Authority, Baptist University, Series A, 5.50%, 11/1/45 (144A)	1,664,416
250,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.00%, 10/1/35	256,278
1,550,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.25%, 10/1/45	1,591,230
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	515,125
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,684,289
125,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	130,464
830,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	883,809
2,175,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	2,296,626
1,000,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 6.00%, 10/1/49	1,072,980
Pioneer High Income Municipal Portfolio |  | 5/31/222

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	California — (continued)
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48 (144A)	$ 3,435,686
1,875,000	California Statewide Communities Development Authority, Baptist University, Series A, 5.00%, 11/1/41 (144A)	1,982,006
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33	1,609,405
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43	4,152,270
1,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.25%, 12/1/43 (144A)	1,056,240
10,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	10,693,800
13,095,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	13,551,885
700,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/34	708,358
6,980,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/39	7,015,249
23,220,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	23,653,982
20,450,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	20,819,122
6,000,000	Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	5,582,880
64,000,000	Golden State Tobacco Securitization Corp., Series A-1, 4.214%, 6/1/50	52,376,320
2,500,000(b)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/41 (AGM Insured)	1,206,800
1,925,000(b)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/42 (AGM Insured)	889,427
805,000	Tobacco Securitization Authority of Northern California, Series B-1, 4.00%, 6/1/49	800,975
	Total California	$178,656,524
	Colorado — 2.9%
4,535,000(c)	2000 Holly Metropolitan District, Series A, 5.00%, 12/1/50	$ 4,718,532
577,000(c)	2000 Holly Metropolitan District, Series B, 7.50%, 12/15/50	584,005
3Pioneer High Income Municipal Portfolio |  | 5/31/22

Principal Amount USD ($)		Value
	Colorado — (continued)
865,000(c)	Belleview Village Metropolitan District, 4.95%, 12/1/50	$ 882,611
1,250,000(c)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.00%, 12/1/49	1,300,363
2,090,000(c)	Cottonwood Highlands Metropolitan District No. 1, Series B, 8.75%, 12/15/49	2,177,132
2,840,000(c)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	2,956,667
3,379,000	Dominion Water & Sanitation District, 6.00%, 12/1/46	3,454,757
3,550,000(c)	Green Valley Ranch East Metropolitan District No. 6, Series A, 5.875%, 12/1/50	3,558,520
7,635,000(c)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	7,991,631
3,280,000(c)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	3,311,849
1,125,000	Nine Mile Metropolitan District, 4.625%, 12/1/30	1,135,676
4,880,000	Nine Mile Metropolitan District, 5.125%, 12/1/40	4,970,329
1,000,000(c)	Ridgeline Vista Metropolitan District, Series A, 5.25%, 12/1/60	1,058,720
1,000,000(c)	Settler's Crossing Metropolitan District No. 1, Series A, 5.00%, 12/1/40 (144A)	1,053,710
2,130,000(c)	Settler's Crossing Metropolitan District No. 1, Series A, 5.125%, 12/1/50 (144A)	2,229,066
597,000(c)	Settler's Crossing Metropolitan District No. 1, Series B, 7.625%, 12/15/50	603,633
1,875,000(c)	Village at Dry Creek Metropolitan District No. 2, 4.375%, 12/1/44	1,897,444
1,250,000(c)	Villas Metropolitan District, Series A, 5.125%, 12/1/48	1,281,075
1,240,000(c)	Willow Bend Metropolitan District, Series A, 5.00%, 12/1/39	1,281,044
1,460,000(c)	Willow Bend Metropolitan District, Series A, 5.00%, 12/1/49	1,496,602
755,000(c)	Willow Bend Metropolitan District, Series B, 7.625%, 12/15/49	766,151
	Total Colorado	$48,709,517
	District of Columbia — 0.4%
915,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/32	$ 979,800
1,500,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/42	1,588,860
Pioneer High Income Municipal Portfolio |  | 5/31/224

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	District of Columbia — (continued)
1,165,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/47	$ 1,213,755
1,835,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/52	1,896,619
735,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	749,671
	Total District of Columbia	$6,428,705
	Florida — 0.9%
500,000(d)	Capital Trust Agency, Inc., Series B, 5.00%, 7/1/43	$ 119,000
750,000(d)	Capital Trust Agency, Inc., Series B, 5.00%, 7/1/53	178,500
500,000(d)	Capital Trust Agency, Inc., Series B, 5.25%, 7/1/48	119,000
850,000	County of Lake, 5.00%, 1/15/54 (144A)	856,775
700,000	County of Lake, Imagine South Lake, 5.00%, 1/15/39 (144A)	736,407
1,525,000	County of Lake, Imagine South Lake, 5.00%, 1/15/49 (144A)	1,545,877
10,475,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51	9,118,068
2,500,000	Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai, 4.25%, 6/1/56	2,364,975
	Total Florida	$15,038,602
	Guam — 0.1%
1,100,000	Guam Economic Development & Commerce Authority, Asset-Backed, 5.625%, 6/1/47	$ 1,056,000
	Total Guam	$1,056,000
	Illinois — 15.3%
1,650,000	Chicago Board of Education, 5.75%, 4/1/35	$ 1,867,783
8,010,000	Chicago Board of Education, 6.00%, 4/1/46	9,139,250
6,500,000(c)	Chicago Board of Education, 6.138%, 12/1/39	6,567,730
5,440,000(c)	Chicago Board of Education, 6.519%, 12/1/40	5,747,306
18,765,000(c)	Chicago Board of Education, Series A, 4.00%, 12/1/47	17,485,039
2,035,000(c)	Chicago Board of Education, Series A, 5.00%, 12/1/33	2,156,388
12,075,000(c)	Chicago Board of Education, Series A, 5.00%, 12/1/42	12,084,539
5,000,000(c)	Chicago Board of Education, Series A, 5.50%, 12/1/31 (AMBAC Insured)	5,655,300
1,000,000(c)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	1,137,230
5Pioneer High Income Municipal Portfolio |  | 5/31/22

Principal Amount USD ($)		Value
	Illinois — (continued)
8,000,000(c)	Chicago Board of Education, Series B, 6.50%, 12/1/46	$ 9,019,600
2,415,000(c)	Chicago Board of Education, Series C, 5.25%, 12/1/39	2,482,596
3,250,000(c)	Chicago Board of Education, Series D, 5.00%, 12/1/31	3,441,847
15,000,000(c)	Chicago Board of Education, Series D, 5.00%, 12/1/46	15,249,300
1,305,000(c)	Chicago Board of Education, Series G, 5.00%, 12/1/44	1,359,027
4,275,000(c)	Chicago Board of Education, Series H, 5.00%, 12/1/46	4,357,208
3,435,000(c)	City of Chicago, Series 2002B, 5.50%, 1/1/30	3,694,755
10,000,000(c)	City of Chicago, Series A, 5.00%, 1/1/28	10,904,300
10,000,000(c)	City of Chicago, Series A, 5.00%, 1/1/34	10,637,600
2,000,000(c)	City of Chicago, Series A, 5.00%, 1/1/44	2,101,360
9,200,000(c)	City of Chicago, Series A, 5.50%, 1/1/35	10,715,608
17,000,000(c)	City of Chicago, Series A, 5.50%, 1/1/49	18,477,980
7,975,000(c)	City of Chicago, Series A, 6.00%, 1/1/38	8,795,946
4,000,000(c)	City of Chicago, Series B, 6.314%, 1/1/44	4,222,040
4,280,000	City of Plano Special Service Area No. 3 & No. 4, 4.00%, 3/1/35 (144A)	4,355,628
4,050,000	Illinois Finance Authority, Series A-2, 6.00%, 11/15/36	3,570,034
1,591,212(b)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B-1, 11/15/52	34,052
2,520,597(e)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 5.25%, 11/15/52	1,743,699
8,500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 12/15/47	7,535,335
10,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/50	9,460,700
25,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 5.00%, 6/15/50	25,823,250
23,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 5.00%, 6/15/57	24,396,100
8,495,000(d)	Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37	7,008,375
1,415,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,344,250
3,040,000	Village of Lincolnwood, Series A, 4.82%, 1/1/41 (144A)	2,688,941
Pioneer High Income Municipal Portfolio |  | 5/31/226

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Illinois — (continued)
1,225,000	Village of Matteson, 6.50%, 12/1/35	$ 1,271,244
1,139,000	Village of Volo IL Special Service Area No. 17, 5.50%, 3/1/47	1,156,267
	Total Illinois	$257,687,607
	Indiana — 6.6%
8,230,000	City of Anderson, 5.375%, 1/1/40	$ 7,386,343
630,000	City of Evansville, Silver Birch Evansville Project, 4.80%, 1/1/28	616,197
6,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	5,808,463
600,000	City of Fort Wayne, 5.125%, 1/1/32	546,204
4,665,000	City of Fort Wayne, 5.35%, 1/1/38	4,114,530
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.50%, 2/1/29 (144A)	23,921,178
1,275,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	1,256,168
7,705,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	7,708,467
1,155,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.60%, 1/1/33	1,175,340
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.80%, 1/1/37	6,188,340
900,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.10%, 1/1/32 (144A)	867,447
5,890,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	5,227,905
1,755,000	City of Muncie, Silver Birch Muncie Project, 5.05%, 1/1/31	1,673,533
5,510,000	City of Muncie, Silver Birch Muncie Project, 5.25%, 1/1/37	5,182,816
4,560,000	City of Terre Haute, 5.35%, 1/1/38	3,968,978
5,190,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	5,596,325
330,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	360,730
1,940,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,822,688
2,020,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.50%, 7/1/53	1,289,750
11,985,000	Indiana Housing & Community Development Authority, Series A, 5.00%, 1/1/39 (144A)	10,225,962
7Pioneer High Income Municipal Portfolio |  | 5/31/22

Principal Amount USD ($)		Value
	Indiana — (continued)
8,425,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.50%, 1/1/37	$ 7,743,417
8,000,000	Town of Plainfield Multifamily Housing Revenue, 5.375%, 9/1/38	7,938,080
	Total Indiana	$110,618,861
	Iowa — 0.5%
8,000,000	Iowa Finance Authority, 4.75%, 8/1/42	$ 8,020,400
	Total Iowa	$8,020,400
	Kansas — 0.7%
400,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/33	$ 359,516
11,215,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/53	9,228,823
2,000,000	Kansas Development Finance Authority, Series A, 5.50%, 11/15/38	1,727,160
	Total Kansas	$11,315,499
	Maryland — 0.0%†
900,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$ 934,812
	Total Maryland	$934,812
	Massachusetts — 0.5%
765,000	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	$ 382,500
2,000,000	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37	1,460,000
1,250,000	Massachusetts Development Finance Agency, International Charter School, 5.00%, 4/15/40	1,288,163
4,500,000	Massachusetts Development Finance Agency, Linden Ponds, 5.125%, 11/15/46 (144A)	4,740,840
	Total Massachusetts	$7,871,503
	Michigan — 2.1%
8,565,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 8,130,069
1,250,000	Flint Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,256,788
5,485,000	Flint International Academy, 5.75%, 10/1/37	5,485,000
5,720,000	Michigan Finance Authority, 5.75%, 4/1/40	6,032,426
1,105,000	Michigan Finance Authority, Series 2, 5.00%, 6/1/40	1,175,764
1,615,000	Michigan Finance Authority, Series B-1, 5.00%, 6/1/49	1,670,185
Pioneer High Income Municipal Portfolio |  | 5/31/228

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Michigan — (continued)
4,000,000(e)	Michigan Strategic Fund, Series B, 7.50%, 11/1/41	$ 4,329,400
7,115,000(e)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	7,660,365
	Total Michigan	$35,739,997
	Minnesota — 1.9%
4,210,000	City of Bethel, Series A, 5.00%, 7/1/48	$ 4,518,972
1,000,000	City of Bethel, Series A, 5.00%, 7/1/53	1,072,720
2,600,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.00%, 3/1/34	2,674,828
2,000,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.00%, 3/1/39	2,055,780
3,515,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.00%, 7/1/55	3,815,568
400,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	432,400
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.50%, 7/1/50	1,626,270
3,145,000	City of Rochester, Series A, 5.25%, 9/1/43	2,941,707
6,080,000	City of Rochester, Series A, 5.375%, 9/1/50	5,646,557
1,500,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	1,449,195
2,000,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Great River School Project, Series A, 5.50%, 7/1/52 (144A)	2,165,380
1,415,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Higher Ground Academy Project, 5.125%, 12/1/38	1,424,905
1,300,000(f)	Housing & Redevelopment Authority of The City of St. Paul Minnesota, St. Paul City School Project, Series A, 5.00%, 7/1/36	1,420,406
	Total Minnesota	$31,244,688
	Missouri — 0.2%
200,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	$ 202,990
1,000,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/36 (144A)	999,930
2,300,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/46 (144A)	2,226,745
	Total Missouri	$3,429,665
9Pioneer High Income Municipal Portfolio |  | 5/31/22

Principal Amount USD ($)		Value
	New Jersey — 2.7%
975,000	New Jersey Economic Development Authority, Series A, 4.70%, 9/1/28 (144A)	$ 944,287
1,255,000	New Jersey Economic Development Authority, Series A, 5.25%, 10/1/38 (144A)	1,362,792
565,000	New Jersey Economic Development Authority, Series A, 5.375%, 9/1/33 (144A)	537,140
1,140,000	New Jersey Economic Development Authority, Series A, 5.625%, 9/1/38 (144A)	1,076,126
6,125,000	New Jersey Economic Development Authority, Series A, 5.75%, 9/1/50 (144A)	6,512,100
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.25%, 7/1/37 (144A)	1,278,739
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.375%, 7/1/47 (144A)	2,665,900
7,205,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, Series A, 5.375%, 10/1/50 (144A)	7,852,585
4,500,000	New Jersey Health Care Facilities Financing Authority, St. Peters University Hospital, 6.25%, 7/1/35	4,507,875
18,605,000	Tobacco Settlement Financing Corp., Series B, 5.00%, 6/1/46	19,070,125
	Total New Jersey	$45,807,669
	New Mexico — 1.2%
1,690,000(e)	County of Otero, Otero County Jail Project, 9.00%, 4/1/23	$ 1,690,000
16,040,000(e)	County of Otero, Otero County Jail Project, 9.00%, 4/1/28	16,040,000
1,750,000	Lower Petroglyphs Public Improvement District, 5.00%, 10/1/48	1,750,682
	Total New Mexico	$19,480,682
	New York — 11.9%
7,800,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 4.75%, 11/15/45	$ 8,039,460
17,000,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 5.25%, 11/15/55	18,112,990
425,000	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/28 (144A)	451,286
4,150,000	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/38 (144A)	4,264,166
Pioneer High Income Municipal Portfolio |  | 5/31/2210

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
10,000,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	$ 1,250,000
8,000,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	1,890,000
1,795,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series C, 9.25%, 10/1/30	424,069
8,755,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	8,711,225
4,395,000	Metropolitan Transportation Authority, Series A-1, 5.00%, 11/15/46	4,632,989
9,500,000	Metropolitan Transportation Authority, Series A-1, 5.00%, 11/15/48	9,956,760
4,845,000	Metropolitan Transportation Authority, Series A-1, 5.25%, 11/15/56	5,151,688
1,870,000	Metropolitan Transportation Authority, Series C-1, 5.00%, 11/15/25	2,000,657
2,000,000	Metropolitan Transportation Authority, Series C-1, 5.00%, 11/15/33	2,146,580
5,850,000	Metropolitan Transportation Authority, Series C-1, 5.00%, 11/15/56	6,176,664
17,100,000(b)	Metropolitan Transportation Authority, Series C-2, 11/15/32	11,668,356
9,000,000(b)	Metropolitan Transportation Authority, Series C-2, 11/15/33	5,834,880
3,000,000	Metropolitan Transportation Authority, Series D-1, 5.00%, 11/15/43	3,169,230
21,410,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.00%, 6/1/35	21,334,423
4,740,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	4,740,711
605,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/42	605,067
18,620,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/45	18,620,931
18,100,000	New York Counties Tobacco Trust IV, Series A, 6.25%, 6/1/41 (144A)	18,122,806
51,600,000(b)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Sub Series S-4A, 6/1/60 (144A)	2,657,916
2,000,000	New York Counties Tobacco Trust VI, Series A- 2B, 5.00%, 6/1/45	2,000,780
3,000,000	New York Counties Tobacco Trust VI, Series A-2B, 5.00%, 6/1/51	2,998,590
11Pioneer High Income Municipal Portfolio |  | 5/31/22

Principal Amount USD ($)		Value
	New York — (continued)
3,015,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	$ 3,025,643
4,000,000	TSASC, Inc., Series B, 5.00%, 6/1/45	4,205,000
19,500,000	TSASC, Inc., Series B, 5.00%, 6/1/48	19,647,420
5,000,000	Westchester County Local Development Corp., 5.00%, 7/1/56 (144A)	4,587,400
3,530,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/41 (144A)	3,438,538
	Total New York	$199,866,225
	Ohio — 4.8%
71,935,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 73,024,096
530,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	491,729
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	4,506,116
2,900,000	Southeastern Ohio Port Authority, Refunding And Improvement Memorial Health System, 6.00%, 12/1/42	2,908,439
	Total Ohio	$80,930,380
	Pennsylvania — 4.2%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 1,095,000
200,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/32	202,384
2,535,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,609,402
8,425,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	9,091,333
1,310,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/32 (144A)	1,371,164
2,290,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/42 (144A)	2,323,434
3,335,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/52 (144A)	3,364,181
1,660,000	Philadelphia Authority for Industrial Development, 5.125%, 6/1/38 (144A)	1,726,002
3,500,000	Philadelphia Authority for Industrial Development, 5.25%, 6/1/48 (144A)	3,659,355
Pioneer High Income Municipal Portfolio |  | 5/31/2212

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
4,370,000	Philadelphia Authority for Industrial Development, 5.375%, 6/1/53 (144A)	$ 4,567,437
9,435,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	9,957,982
975,000	Philadelphia Authority for Industrial Development, Series A, 5.00%, 11/15/31	1,004,221
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,233,785
8,295,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	8,364,844
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.50%, 6/1/45	2,239,402
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	3,109,050
2,500,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.50%, 6/15/32	2,506,600
5,200,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.75%, 6/15/42	5,214,196
3,570,000	Philadelphia Authority for Industrial Development, Universal Arts, 5.00%, 3/15/45 (144A)	3,693,629
	Total Pennsylvania	$70,333,401
	Puerto Rico — 7.3%
2,020,659(b)(c)	Commonwealth of Puerto Rico, Series A, 7/1/33	$ 1,203,808
1,570,171(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/33	1,535,721
1,411,375(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/35	1,370,346
1,211,332(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/37	1,165,665
1,646,948(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/41	1,554,291
2,712,803(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/46	2,526,650
1,753,650(c)	Commonwealth of Puerto Rico, Series A-1, 5.25%, 7/1/23	1,779,078
1,748,733(c)	Commonwealth of Puerto Rico, Series A-1, 5.375%, 7/1/25	1,836,362
13Pioneer High Income Municipal Portfolio |  | 5/31/22

Principal Amount USD ($)		Value
	Puerto Rico — (continued)
1,732,895(c)	Commonwealth of Puerto Rico, Series A-1, 5.625%, 7/1/27	$ 1,890,103
1,704,781(c)	Commonwealth of Puerto Rico, Series A-1, 5.625%, 7/1/29	1,883,101
1,655,840(c)	Commonwealth of Puerto Rico, Series A-1, 5.75%, 7/1/31	1,871,911
4,745,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	4,904,052
6,685,000	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/21	6,283,900
3,535,000	Puerto Rico Electric Power Authority, Series CCC, 4.80%, 7/1/28	3,278,713
1,285,000	Puerto Rico Electric Power Authority, Series CCC, 5.00%, 7/1/24	1,207,900
3,735,000	Puerto Rico Electric Power Authority, Series DDD, 5.00%, 7/1/23	3,510,900
3,315,000	Puerto Rico Electric Power Authority, Series TT, 5.00%, 7/1/21	3,218,865
1,000,000	Puerto Rico Electric Power Authority, Series WW, 5.00%, 7/1/28	935,000
1,130,000	Puerto Rico Electric Power Authority, Series ZZ, 4.75%, 7/1/27	1,062,200
4,000,000	Puerto Rico Highway & Transportation Authority, Series A, 5.85%, 3/1/27	3,992,200
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 4.00%, 7/1/36	99,527
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 4.00%, 7/1/37	100,891
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 4.00%, 7/1/38	98,783
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 4.00%, 7/1/39	100,480
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 4.00%, 7/1/40	99,889
110,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 4.00%, 7/1/41	109,771
Pioneer High Income Municipal Portfolio |  | 5/31/2214

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Puerto Rico — (continued)
1,895,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Series A, 5.20%, 7/1/24	$ 1,930,967
45,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Series A, 5.625%, 7/1/22	45,867
3,598,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 4.75%, 7/1/53	3,606,995
41,758,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/1/58	42,456,194
2,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2, 4.536%, 7/1/53	1,979,180
24,458,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2, 4.784%, 7/1/58	25,426,048
	Total Puerto Rico	$123,065,358
	Rhode Island — 0.4%
2,065,000(d)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 371,700
2,000,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2019, 9/1/47 (144A)	2,182,160
4,250,000	Tobacco Settlement Financing Corp., Series B, 5.00%, 6/1/50	4,388,338
	Total Rhode Island	$6,942,198
	Tennessee — 0.1%
1,095,000	Metropolitan Government Nashville & Davidson County Industrial Development Board, 4.00%, 6/1/51 (144A)	$ 953,384
	Total Tennessee	$953,384
	Texas — 4.1%
640,000	Arlington Higher Education Finance Corp., 3.50%, 3/1/24 (144A)	$ 641,062
16,875,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	18,474,919
95,000	Arlington Higher Education Finance Corp., Series A, 5.875%, 3/1/24	100,515
525,000	Arlington Higher Education Finance Corp., Series A, 6.625%, 3/1/29	554,552
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	399,004
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	7,327,720
420,000	City of Celina, 5.50%, 9/1/24	428,929
15Pioneer High Income Municipal Portfolio |  | 5/31/22

Principal Amount USD ($)		Value
	Texas — (continued)
1,040,000	City of Celina, 6.00%, 9/1/30	$ 1,073,748
2,650,000	City of Celina, 6.25%, 9/1/40	2,736,178
16,755,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	16,521,268
3,335,000(e)	Greater Texas Cultural Education Facilities Finance Corp., Series B, 9.00%, 2/1/33 (144A)	3,091,145
100,000(f)	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.25%, 8/15/35 (144A)	106,520
2,000,000(f)	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.50%, 8/15/45 (144A)	2,141,080
1,250,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series C, 5.50%, 7/1/46	812,500
1,000,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series C, 5.75%, 7/1/51	650,000
75,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series D, 6.00%, 7/1/26	45,000
1,350,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series D, 7.00%, 7/1/51	810,000
1,700,000	Newark Higher Education Finance Corp., 5.00%, 6/15/48	1,706,562
17,350,000(d)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	4,272,437
8,142,447	Tarrant County Cultural Education Facilities Finance Corp., Series A, 5.75%, 12/1/54	6,516,075
1,000,000(e)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 0.001%, 12/1/30	562,360
	Total Texas	$68,971,574
	Virginia — 6.7%
3,000,000	Ballston Quarter Community Development Authority, Series A, 5.50%, 3/1/46	$ 2,940,000
2,050,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.40%, 3/1/45 (144A)	2,081,139
800,000(f)	Embrey Mill Community Development Authority, 5.30%, 3/1/35 (144A)	869,976
4,615,000(f)	Embrey Mill Community Development Authority, 5.60%, 3/1/45 (144A)	5,055,502
21,530,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	21,595,236
51,495,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	51,425,482
4,605,000(e)	Tobacco Settlement Financing Corp., Series B-2, 5.20%, 6/1/46	4,562,312
Pioneer High Income Municipal Portfolio |  | 5/31/2216

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Virginia — (continued)
14,000,000(b)	Tobacco Settlement Financing Corp., Series D, 6/1/47	$ 2,625,280
1,850,000	Virginia Small Business Financing Authority, 4.00%, 1/1/39	1,847,669
2,000,000	Virginia Small Business Financing Authority, 4.00%, 7/1/39	2,003,240
3,000,000	Virginia Small Business Financing Authority, 4.00%, 1/1/40	2,965,530
500,000	Virginia Small Business Financing Authority, 4.00%, 7/1/40	493,980
1,000,000	Virginia Small Business Financing Authority, 4.00%, 1/1/41	973,110
1,000,000	Virginia Small Business Financing Authority, 4.00%, 7/1/41	981,340
7,500,000	Virginia Small Business Financing Authority, 4.00%, 1/1/48	7,288,875
2,000,000	Virginia Small Business Financing Authority, 5.00%, 1/1/38	2,182,800
2,250,000	Virginia Small Business Financing Authority, 5.00%, 7/1/38	2,453,760
	Total Virginia	$112,345,231
	Wisconsin — 2.2%
775,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/33	$ 859,304
5,905,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/48	6,504,475
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, Series A, 5.625%, 7/1/44	1,668,737
2,660,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/50 (144A)	2,856,867
400,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/36 (144A)	393,572
700,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/51 (144A)	656,964
1,130,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/61 (144A)	1,023,362
9,310,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	10,001,640
350,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	357,063
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.00%, 8/1/36 (144A)	2,085,880
17Pioneer High Income Municipal Portfolio |  | 5/31/22

Principal Amount USD ($)		Value
	Wisconsin — (continued)
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	$ 2,622,500
2,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 4.00%, 6/1/56	1,540,640
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37	524,185
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/52	2,551,700
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.30%, 6/1/47	489,485
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.375%, 6/1/52	2,455,050
10,605,000(b)(d)	Public Finance Authority, Springshire Pre Development Project, 6/30/22 (144A)	1,060,500
	Total Wisconsin	$37,651,924
	Total Municipal Bonds (Cost $1,655,378,056)	$1,587,413,110

	SHORT TERM INVESTMENTS — 0.2% of Net Assets#
	Debtors in Possession Financing — 0.2% of Net Assets
	Retirement Housing — 0.2%
3,500,000	Springshire Retirement LLC - Promissory Note, 9.00%, 12/1/22	$ 3,500,000
	Total Retirement Housing	$3,500,000
	TOTAL DEBTORS IN POSSESSION FINANCING (Cost $3,500,000)	$3,500,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,500,000)	$3,500,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 94.7% (Cost $1,658,878,056)	$1,590,913,110
	OTHER ASSETS AND LIABILITIES — 5.3%	$88,552,353
	net assets — 100.0%	$1,679,465,463

Pioneer High Income Municipal Portfolio |  | 5/31/2218

Schedule of Investments  |  5/31/22
(unaudited) (continued)
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at May 31, 2022.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2022, the value of these securities amounted to $374,234,191, or 22.3% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Represents a General Obligation Bond.
(d)	Security is in default.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2022.
(f)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Springshire Retirement LLC - Promissory Note	12/1/2021	$3,500,000	$3,500,000
% of Net assets			0.2%
19Pioneer High Income Municipal Portfolio |  | 5/31/22

The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Education Revenue	23.0%
Tobacco Revenue	21.9
Development Revenue	18.1
Health Revenue	16.0
Transportation Revenue	6.7
Other Revenue	4.9
Facilities Revenue	1.7
Power Revenue	1.2
Water Revenue	0.5
Industrial Revenue	0.2
Pollution Control Revenue	0.1
Utilities Revenue	0.1
94.4%
General Obligation	5.6%
100.0%
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Debtors in Possession Financing	$—	$3,500,000	$—	$3,500,000
Municipal Bonds	—	1,587,413,110	—	1,587,413,110
Total Investments in Securities	$—	$1,590,913,110	$—	$1,590,913,110
During the nine months ended May 31, 2022, there were no transfers in or out of Level 3.
Pioneer High Income Municipal Portfolio |  | 5/31/2220